Schedule of Mezzanine Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Mezzanine Equity
Redeemable principal interests, Balance	$ 118,860	$ 111,368	$ 108,302
Redeemable non-controlling interests, Balance		14,162	33,754
Redeemable principal interests, Issuance of mezzanine equity			3,815
Redeemable non-controlling interests, Issuance of mezzanine equity
Redeemable principal interests, Attribution of net loss	(153)	(150)	(88)
Redeemable non-controlling interests, Attribution of net loss		(12)	(10)
Redeemable principal interests, Accretion of mezzanine equity	10,300	10,782	10,675
Redeemable non-controlling interests, Accretion of mezzanine equity		805	2,519
Redeemable principal interests, Reclassification of mezzanine equity to permanent equity
Redeemable non-controlling interests, Reclassification of mezzanine equity to permanent equity		(15,077)	(20,325)
Redeemable principal interests, Foreign exchange impact	2,301	(3,140)	(11,336)
Redeemable non-controlling interests, Foreign exchange impact		122	(1,776)
Redeemable principal interests, Extinguishment on redeemable principal interests	(131,308)
Redeemable non-controlling interests, Extinguishment on redeemable principal interests
Redeemable principal interests, Balance		118,860	111,368
Redeemable non-controlling interests, Balance			$ 14,162